Business Segments (Details) - USD ($) $ in Millions	3 Months Ended			4 Months Ended	12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Jan. 02, 2016	Jan. 02, 2016	Jan. 03, 2015
Segment Reporting Information [Line Items]
Revenue	$ 678.9	$ 630.1	$ 631.4	$ 751.2	$ 2,691.6	$ 2,761.1
Operating profit (loss)	75.9	47.6	63.6	14.0	201.1	229.9
Wolverine Outdoor and Lifestyle Group [Member]
Segment Reporting Information [Line Items]
Revenue	252.7	210.3	231.1	263.4	957.5	1,024.6
Operating profit (loss)	59.8	35.9	54.7	47.3	197.7	216.0
Wolverine Boston Group [Member]
Segment Reporting Information [Line Items]
Revenue	222.3	240.7	234.3	245.5	942.8	906.1
Operating profit (loss)	29.7	39.3	37.3	26.6	132.9	132.9
Wolverine Heritage Group [Member]
Segment Reporting Information [Line Items]
Revenue	87.3	79.2	81.4	122.6	370.5	369.7
Operating profit (loss)	14.8	11.0	11.8	17.0	54.6	59.5
Wolverine Multi-Brand Group [Member]
Segment Reporting Information [Line Items]
Revenue	95.9	81.5	71.9	101.9	351.2	399.0
Operating profit (loss)	7.2	4.2	(1.7)	(4.5)	5.2	14.3
Other [Member]
Segment Reporting Information [Line Items]
Revenue	20.7	18.4	12.7	17.8	69.6	61.7
Operating profit (loss)	1.8	1.1	1.2	1.5	5.6	4.4
Corporate [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	$ (37.4)	$ (43.9)	$ (39.7)	$ (73.9)	$ (194.9)	$ (197.2)